Summary of Significant Accounting Policies - Summary of Definite Lived Intangible Assets Useful Life (Detail)	12 Months Ended
Dec. 31, 2020
Covenant not to compete [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	over term of contract
Minimum [Member] | Software costs trade name and license arrangements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Maximum [Member] | Software costs trade name and license arrangements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	6 years